INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non-Controlling Interests
Beginning balance	$ 11,151	$ 11,104	$ 11	$ 24,027	$ (13,001)	$ 66	$ 1	$ 47
Beginning balance (in shares) at Dec. 31, 2023			554,000,000
Proceeds from issuance of equity instruments (in shares)			1,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	23	23		23
Exercise of stock options	(25)	(25)		(25)
Share-based compensation	42	42		42
Net income	134	133			133			1
Other comprehensive income	(28)	(26)				(22)	(4)	(2)
Ending balance (in shares) at Mar. 31, 2024			555,000,000
Ending balance at Mar. 31, 2024	11,297	11,251	$ 11	24,067	(12,868)	44	(3)	46
Beginning balance	11,297	11,251	11	24,067	(12,868)	44	(3)	46
Beginning balance	$ 10,824	10,776	$ 11	24,014	(13,266)	19	(2)	48
Beginning balance (in shares) at Dec. 31, 2024	552,912,823		553,000,000
Proceeds from issuance of equity instruments (in shares)			2,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	$ (10)	(10)		(10)
Share-based compensation	42	42		42
Net income	211	210			210			1
Other comprehensive income	$ 37	36				31	5	1
Ending balance (in shares) at Mar. 31, 2025	554,733,529		555,000,000
Ending balance at Mar. 31, 2025	$ 11,104	11,054	$ 11	24,046	(13,056)	50	3	50
Beginning balance	$ 11,104	$ 11,054	$ 11	$ 24,046	$ (13,056)	$ 50	$ 3	$ 50